SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 459	$ 508
Total other intangible assets	491	540
Distribution relationships
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets	314	340
Trade names
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets	58	65
Technology
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 56	71
Finite-lived intangible assets, estimated useful life	7 years
Other
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 31	32
Insurance licenses
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 32	$ 32
Minimum | Software
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful life	3 years	3 years
Minimum | Distribution relationships
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful life	14 years
Minimum | Trade names
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful life	13 years
Maximum | Software
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful life	5 years	5 years
Maximum | Distribution relationships
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful life	22 years
Maximum | Trade names
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful life	17 years
Maximum | Technology
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful life	14 years